                                                                                                            October 31, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Advantage Funds, Inc.

                        -Dreyfus International Value Fund

                        -Dreyfus Opportunistic Midcap Value Fund

                        -Dreyfus Opportunistic Small Cap Fund

                        -Dreyfus Opportunistic U.S. Stock Fund

                        -Dreyfus Strategic Value Fund

                        -Dreyfus Structured Midcap Fund

                        -Dreyfus Technology Growth Fund

                        File No. 811-7123

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for each of the above-referenced Funds for the period ended August 31, 2013, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                /s/ Kara Dooley

                                                                                                Kara Dooley

                                                                                                Senior Paralegal

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Enclosures